Commitment and Contingencies	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

5. Commitment and Contingencies

Forbearance Agreements

During the year ended December 31, 2025, the Company entered into forbearance agreements (the “Forbearance Agreement”) with two third-party creditors related to outstanding invoices totaling approximately $3,774 (the “Overdue Amount”). Pursuant to the Forbearance Agreement, 50% of the Overdue Amount (approximately $1,887), remains due, and the remaining $1,887 becomes contingently payable based upon the completion of capital-raising transactions generating at least $45,000 and $55,000, respectively, in aggregate proceeds  . If the specified financing thresholds are not achieved, the corresponding contingent payments will not become due, and the related obligations will be permanently extinguished.

Pursuant to the Forbearance Agreement, the creditors have each agreed to temporarily forbear from enforcing collection of the $1,887, that is currently recorded in accounts payable during the forbearance period, and, in either case, if the specified financing thresholds are not achieved, the corresponding contingent payments will not become due, and the related obligations will be permanently extinguished.

During the year ended December 31, 2025, the Company accounted for the $1,887 Overdue Amount that is now contingently payable as an extinguishment of debt due to management’s assessment that it is not probable that the Company reach the equity raising threshold that would require repayment of these amounts.

Beginning May 1, 2025, any unpaid portion of the Obligations will accrue a late charge at a rate equal to the lesser of 0.8% per month or the maximum rate permitted by law. The forbearance period will terminate—and the Remaining Overdue Amount, together with any accrued late charges, will become immediately due and payable—upon the occurrence of certain “Forbearance Termination Events,” including specified capital-raising or asset-sale transactions, defaults, or insolvency events.